DISCONTINUED OPERATIONS (Schedule of net cash flows Double Grow) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017
Statement Line Items [Line Items]
Operating activities	¥ (3,333)	¥ (7,527)	¥ (14,746)
Investing activities	(5)	9,372	2,868
Financing activities	(24)	(13,813)	12,630
Net cash outflows	¥ (3,362)	¥ (11,968)	¥ 752
Discontinued operation of Double Grow [Member]
Statement Line Items [Line Items]
Operating activities				¥ (5,796)
Investing activities				(5,823)
Financing activities				10,173
Net foreign exchange difference				(100)
Net cash outflows				¥ (1,546)